UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Diversified Real Assets Fund

Annual report 3/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets were on pace to deliver strong returns during the 12 months ended March 31, 2020, until heightened fears over the coronavirus (COVID-19) sent markets tumbling during the last five weeks of the period.

In response to the sell-off, governments and banks in some of the hardest hit areas throughout the world enacted policies and stimulus efforts designed to reignite their respective economies. While these measures helped lift equity and fixed-income markets in the United States during the final two weeks of March, results were mixed in other areas of the world.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

Table of contents

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
18	Financial statements
21	Financial highlights
22	Notes to financial statements
29	Report of independent registered public accounting firm
30	Tax information
31	Statement regarding liquidity risk management
34	Trustees and Officers
38	More information

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2020 (%)

Class NAV shares
MSCI World Index
Morningstar world large stock fund category average
–30.92
–10.39
–11.92
–14.98
–4.80
1 year
Since inception
(2/26/18)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available,

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus. The fund recently experienced negative short-term performance due to market volatility associated with the COVID-19 pandemic.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The real assets category experienced significant headwinds

The outbreak of COVID-19 weighed heavily on the financial markets in February and March, pressuring returns for the full 12 months.

The fund underperformed its benchmark

Stock selection in energy, together with an overweight in the sector, was the primary cause of the shortfall.

Real estate and infrastructure also posted negative returns

The two categories, while losing ground, held up better than the energy and materials sectors.

SECTOR COMPOSITION AS OF 3/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       3

Manager's discussion of fund performance

How would you describe the market environment during the 12 months ended March 31, 2020?

Financial assets experienced a large decline, with all of the downturn occurring in the final two months of the period. Prior to this sell-off, financial assets generally posted gains due to the favorable backdrop of positive economic growth, accommodative policies by world central banks, and progress in the trade dispute between the United States and China. The supportive environment changed abruptly late in the period once it became clear COVID-19 was evolving into a global pandemic. As governments moved to contain the virus through shutdown measures, estimates for economic growth and corporate earnings both fell sharply.

Natural resource stocks were particularly hard hit in the downturn due to their cyclical nature, a steep decline in commodity prices, and worries that some companies may not be able to survive a long period of economic weakness. Real estate investment trusts (REITs), which were hurt by the potential for falling property prices and concerns that many tenants may not be able to make their rent payments, also underperformed. Infrastructure stocks, while losing ground on an absolute basis, held up relatively well by virtue of their long-lived, essential assets and the relative strength of the utilities sector.

TOP 10 HOLDINGS AS OF 3/31/20 (%)		COUNTRY COMPOSITION AS OF 3/31/20 (%)
Equinix, Inc.	2.9	United States	53.7
Prologis, Inc.	2.7	Canada	17.6
Digital Realty Trust, Inc.	2.3	United Kingdom	5.9
Newmont Corp.	2.2	Australia	3.4
Chevron Corp.	2.2	Japan	3.4
Royal Dutch Shell PLC, A Shares	2.1	France	2.3
BP PLC	2.0	Hong Kong	2.2
Barrick Gold Corp.	1.8	Netherlands	2.1
Rio Tinto PLC, ADR	1.8	Germany	1.5
BHP Group, Ltd., ADR	1.4	Sweden	1.1
TOTAL	21.4	Other countries	6.8
		TOTAL	100.0
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       4

What factors affected the fund's performance?

Stock selection in the energy and materials sectors detracted from performance, as did overweight allocations to these areas. We reduced the fund's allocation to the energy portfolio late in the period.

How did each of the fund's managers perform?

The fund consists of five underlying portfolios, each of which invests in a different segment of the real assets category and is managed against a benchmark specific to that category.

Three of the underlying portfolios outperformed their respective benchmarks: global infrastructure, U.S. REITs, and non-U.S. REITs. The infrastructure portfolio benefited from strong stock selection and an overweight in the outperforming utilities sector. Outperformance in the U.S. REIT area stemmed from its underweights in the regional mall and hotel categories, the two worst-performing segments in the sector. In the non-U.S. portfolio, outperformance was driven largely by security selection in Canada, United Kingdom, and Singapore.

The energy and materials sectors underperformed their respective benchmarks. In each case, sector allocation was the primary detractor from results. An overweight in exploration and production stocks was the largest detractor in the energy portfolio, while an underweight in gold producers hurt performance in materials.

MANAGED BY

Diversified Real Assets Fund is managed by a team of portfolio managers across three different asset managers.

The views expressed in this report are exclusively those of the investment management teams at DWS Investment Management Americas, Inc., Manulife Investment Management, and Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       5

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MARCH 31, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	Since inception[1]
Class NAV[2]	-30.92	-14.98	-28.80
Index †	-10.39	-4.80	-9.78

Performance figures assume all distributions have been reinvested.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Class NAV
Gross (%)	0.94
Net (%)	0.88

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       6

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the share class and the periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class NAV[2]	2-26-18	7,120	7,120	9,022

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 2-26-18.
2	For certain types of investors, as described in the fund's prospectus.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2019, with the same investment held until March 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2019, with the same investment held until March 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2019	Ending value on 3-31-2020	Expenses paid during period ended 3-31-2020[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$ 700.60	$3.70	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Fund’s investments
AS OF 3-31-20
	Shares	Value
Common stocks 97.8%		$668,400,409
(Cost $988,920,504)
Communication services 1.6%		11,109,873
Diversified telecommunication services 0.5%
China Tower Corp., Ltd., H Shares (A)	14,278,000	3,172,584
Media 0.7%
Charter Communications, Inc., Class A (B)	5,202	2,269,685
Comcast Corp., Class A	75,583	2,598,544
Wireless telecommunication services 0.4%
KDDI Corp.	103,900	3,069,060
Consumer discretionary 0.2%		1,244,059
Hotels, restaurants and leisure 0.2%
Hyatt Hotels Corp., Class A (C)	25,972	1,244,059
Energy 26.2%		179,304,167
Energy equipment and services 1.3%
Apergy Corp. (B)(C)	69,745	401,034
Baker Hughes Company	134,265	1,409,783
Calfrac Well Services, Ltd. (B)(C)	264,890	45,174
Halliburton Company	207,989	1,424,725
Helmerich & Payne, Inc.	28,680	448,842
National Oilwell Varco, Inc.	19,428	190,977
Patterson-UTI Energy, Inc.	350,552	823,797
Precision Drilling Corp. (B)(C)	872,715	272,859
Schlumberger, Ltd.	185,360	2,500,506
TechnipFMC PLC	158,455	1,067,987
Transocean, Ltd. (B)	258,753	300,153
Trican Well Service, Ltd. (B)(C)	728,853	233,059
Oil, gas and consumable fuels 24.9%
Advantage Oil & Gas, Ltd. (B)	923,011	937,899
Aker BP ASA	116,073	1,455,970
ARC Resources, Ltd. (C)	315,228	907,179
BP PLC	3,384,520	13,879,695
Cabot Oil & Gas Corp.	235,451	4,047,403
Callon Petroleum Company (B)	326,866	179,090
Cameco Corp.	144,598	1,102,492
Canadian Natural Resources, Ltd.	298,836	4,087,681
Cenovus Energy, Inc.	910,221	1,836,870
Cheniere Energy, Inc. (B)	22,606	757,301
Chevron Corp.	208,162	15,083,419
Cimarex Energy Company	85,241	1,434,606
Concho Resources, Inc.	98,432	4,217,811
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	192,816	$5,938,733
Continental Resources, Inc.	126,492	966,399
Devon Energy Corp.	238,319	1,646,784
DHT Holdings, Inc.	22,733	174,362
Diamondback Energy, Inc.	106,465	2,789,383
Enbridge, Inc.	70,302	2,047,165
Enbridge, Inc. (New York Stock Exchange)	12,756	371,072
Enerplus Corp. (C)	437,895	644,101
EOG Resources, Inc.	116,122	4,171,102
EQT Corp.	110,575	781,765
Equinor ASA	432,748	5,394,697
Exxon Mobil Corp.	250,425	9,508,637
Galp Energia SGPS SA	546,209	6,246,552
Hess Corp.	91,742	3,055,009
Imperial Oil, Ltd. (C)	93,591	1,058,078
Kelt Exploration, Ltd. (B)(C)	594,603	464,765
Keyera Corp. (C)	131,211	1,219,527
Lundin Petroleum AB	179,001	3,378,927
Marathon Petroleum Corp.	133,287	3,148,239
Neste OYJ	13,496	448,710
NexGen Energy, Ltd. (B)	180,532	138,545
Noble Energy, Inc.	209,289	1,264,106
NuVista Energy, Ltd. (B)	1,017,337	350,606
Occidental Petroleum Corp. (C)	148,753	1,722,560
Parsley Energy, Inc., Class A	304,634	1,745,553
Pembina Pipeline Corp.	85,358	1,601,259
Phillips 66	98,673	5,293,806
Pioneer Natural Resources Company	75,151	5,271,843
Royal Dutch Shell PLC, A Shares	822,800	14,295,031
Suncor Energy, Inc.	491,739	7,847,977
TC Energy Corp.	160,660	7,140,825
The Williams Companies, Inc.	189,553	2,682,175
Tidewater Midstream and Infrastructure, Ltd. (C)	1,059,820	365,247
TOTAL SA (C)	252,672	9,520,388
Valero Energy Corp.	141,965	6,439,532
WPX Energy, Inc. (B)	368,654	1,124,395
Financials 0.4%		2,416,299
Capital markets 0.1%
Tritax EuroBox PLC (A)	283,834	311,194
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	11,514	2,105,105
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Industrials 1.2%		$8,023,567
Construction and engineering 0.4%
Vinci SA	32,386	2,646,240
Electrical equipment 0.1%
Sunrun, Inc. (B)	26,461	267,256
Vestas Wind Systems A/S	7,066	574,930
Road and rail 0.4%
Canadian National Railway Company	30,675	2,398,330
Transportation infrastructure 0.3%
Japan Airport Terminal Company, Ltd.	55,600	2,136,811
Information technology 0.3%		2,132,360
Semiconductors and semiconductor equipment 0.3%
Enphase Energy, Inc. (B)	20,962	676,863
First Solar, Inc. (B)	30,022	1,082,593
Maxim Integrated Products, Inc.	3,687	179,225
SunPower Corp. (B)	38,201	193,679
Materials 21.2%		144,859,154
Chemicals 0.5%
Albemarle Corp.	5,219	294,195
Dow, Inc.	11,850	346,494
DuPont de Nemours, Inc.	13,877	473,206
LyondellBasell Industries NV, Class A	19,676	976,520
Nutrien, Ltd.	37,409	1,278,865
Metals and mining 20.4%
Agnico Eagle Mines, Ltd.	158,253	6,317,525
Alacer Gold Corp. (B)	184,849	596,329
Alamos Gold, Inc., Class A	152,414	765,698
Alcoa Corp. (B)	94,964	584,978
Altius Minerals Corp. (C)	88,253	444,620
Anglo American PLC	66,744	1,169,593
AngloGold Ashanti, Ltd., ADR (C)	120,221	1,999,275
Antofagasta PLC	62,165	593,702
B2Gold Corp.	692,791	2,097,129
Barrick Gold Corp.	680,116	12,497,548
BHP Group PLC, ADR (C)	178,826	5,425,581
BHP Group, Ltd., ADR (C)	262,074	9,615,495
Boliden AB	53,571	961,057
Capstone Mining Corp. (B)	2,239,000	707,990
Champion Iron, Ltd. (B)	1,374,000	1,318,056
Conic Metals Corp. (B)	363,682	45,224
Eldorado Gold Corp. (B)	95,000	590,670
Endeavour Mining Corp. (B)	155,961	2,217,565
Equinox Gold Corp. (B)	177,000	1,182,264
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
ERO Copper Corp. (B)	334,783	$2,514,500
First Quantum Minerals, Ltd.	529,174	2,703,589
Franco-Nevada Corp.	72,282	7,222,037
Freeport-McMoRan, Inc.	825,225	5,570,269
Fresnillo PLC	20,060	164,808
Glencore PLC (B)	426,121	644,954
Golden Star Resources, Ltd. (B)(C)	159,264	407,412
Hudbay Minerals, Inc. (C)	245,345	463,737
Ivanhoe Mines, Ltd., Class A (B)	978,557	1,627,104
K92 Mining, Inc. (B)(C)	580,000	1,219,925
Kinross Gold Corp. (B)	460,954	1,850,629
Kirkland Lake Gold, Ltd. (C)	224,464	6,611,265
Lucara Diamond Corp.	726,570	209,096
Lundin Mining Corp.	956,163	3,594,189
MAG Silver Corp. (B)	108,654	838,473
Marathon Gold Corp. (B)	355,000	262,346
Nevada Copper Corp. (B)	5,323,500	699,813
New Gold, Inc. (B)	387,274	200,888
Newcrest Mining, Ltd.	71,837	986,519
Newmont Corp.	334,939	15,166,038
Nexa Resources SA	10,547	38,147
Nucor Corp.	12,466	449,025
OceanaGold Corp. (B)	246,822	236,772
Osisko Mining, Inc. (B)(C)	627,096	993,693
Pan American Silver Corp.	83,934	1,207,748
Pan American Silver Corp., CVR (B)	83,300	28,322
Pretium Resources, Inc. (B)	22,669	129,348
Rio Tinto PLC, ADR	271,887	12,387,172
Sandstorm Gold, Ltd. (B)(C)	93,352	467,656
Seabridge Gold, Inc. (B)(C)	21,072	197,023
SEMAFO, Inc. (B)	394,113	764,534
SilverCrest Metals, Inc. (B)(C)	294,230	1,540,876
SolGold PLC (B)(C)	600,000	144,958
South32, Ltd.	175,086	193,279
Southern Copper Corp.	38,464	1,083,146
SSR Mining, Inc. (B)	147,081	1,677,432
Steel Dynamics, Inc.	4,353	98,117
Stornoway Diamond Corp. (B)(D)	3,062,000	43,516
Teck Resources, Ltd., Class B	422,877	3,206,209
TMAC Resources, Inc. (B)(C)	54,533	17,825
Trilogy Metals, Inc. (B)(C)	930,225	1,269,120
Turquoise Hill Resources, Ltd. (B)	1,400,463	547,328
Vale SA, ADR	40,998	339,873
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Materials (continued)
Metals and mining (continued)
Warrior Met Coal, Inc.	45,428	$482,445
Wesdome Gold Mines, Ltd. (B)	245,000	1,286,542
Western Areas, Ltd.	835,697	991,555
Wheaton Precious Metals Corp.	230,580	6,345,742
Yamana Gold, Inc.	508,945	1,414,037
Paper and forest products 0.3%
Interfor Corp. (B)	179,770	799,659
West Fraser Timber Company, Ltd.	53,528	1,020,885
Real estate 40.4%		276,251,558
Equity real estate investment trusts 36.0%
Activia Properties, Inc.	709	2,301,472
Aedifica SA	6,353	659,449
Agree Realty Corp.	75,045	4,645,282
Alexandria Real Estate Equities, Inc.	61,279	8,398,900
alstria office REIT-AG	44,546	639,278
American Homes 4 Rent, Class A	136,739	3,172,345
American Tower Corp.	39,328	8,563,672
Apartment Investment & Management Company, A Shares	117,775	4,139,791
Arima Real Estate SOCIMI SA (B)	21,925	194,950
Assura PLC	752,114	779,645
Big Yellow Group PLC	33,253	411,406
Brixmor Property Group, Inc.	219,946	2,089,487
Canadian Apartment Properties REIT	55,562	1,681,508
Cousins Properties, Inc.	154,677	4,527,396
Crown Castle International Corp.	24,059	3,474,120
Derwent London PLC	21,761	879,042
Digital Realty Trust, Inc.	113,611	15,781,704
EastGroup Properties, Inc.	35,824	3,742,892
Equinix, Inc.	31,283	19,538,423
Equity LifeStyle Properties, Inc.	156,397	8,989,700
Equity Residential	133,483	8,237,236
Essential Properties Realty Trust, Inc.	213,861	2,793,025
Essex Property Trust, Inc.	19,168	4,221,560
Extra Space Storage, Inc.	81,625	7,816,410
Frontier Real Estate Investment Corp.	391	1,107,699
Gaming and Leisure Properties, Inc.	104,614	2,898,854
Gecina SA	11,537	1,518,152
Global One Real Estate Investment Corp.	1,631	1,375,314
Goodman Group	122,009	894,286
Granite Real Estate Investment Trust	39,093	1,614,777
Great Portland Estates PLC	102,815	866,229
Healthpeak Properties, Inc.	224,563	5,355,828
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Highwoods Properties, Inc.	131,778	$4,667,577
Hulic Reit, Inc.	1,128	1,312,366
InterRent Real Estate Investment Trust (C)	81,561	771,390
Invitation Homes, Inc.	310,839	6,642,629
Japan Real Estate Investment Corp.	89	523,168
Japan Rental Housing Investments, Inc.	1,411	1,194,502
Kilroy Realty Corp.	95,214	6,065,132
Kimco Realty Corp.	296,956	2,871,565
Klepierre SA	9,897	188,653
Life Storage, Inc.	66,987	6,333,621
Link REIT	349,100	2,942,382
Mapletree Industrial Trust	753,600	1,279,737
Mapletree Logistics Trust	2,262,900	2,506,564
Medical Properties Trust, Inc.	352,138	6,088,466
Mid-America Apartment Communities, Inc.	70,225	7,235,282
Mirvac Group	698,299	887,186
Mori Hills REIT Investment Corp.	447	597,781
Mori Trust Hotel REIT, Inc.	849	647,301
Mori Trust Sogo REIT, Inc.	805	976,413
Omega Healthcare Investors, Inc.	67,881	1,801,562
Premier Investment Corp.	673	744,728
Prologis, Inc.	232,965	18,723,397
Realty Income Corp.	158,874	7,921,458
Rexford Industrial Realty, Inc.	153,051	6,276,622
Ryman Hospitality Properties, Inc.	61,721	2,212,698
Segro PLC	167,646	1,584,818
Shopping Centres Australasia Property Group	526,449	730,139
STORE Capital Corp.	127,396	2,308,416
Sun Communities, Inc.	28,048	3,501,793
The British Land Company PLC	123,974	516,994
The GPT Group	654,829	1,454,806
The PRS REIT PLC	325,343	308,967
The UNITE Group PLC	91,160	909,723
Ventas, Inc.	100,426	2,691,417
Viva Energy REIT	190,120	267,122
Warehouses De Pauw CVA	15,149	432,421
Welltower, Inc.	140,853	6,448,250
XYMAX REIT Investment Corp.	582	456,560
Real estate management and development 4.4%
Aroundtown SA	198,215	992,157
CapitaLand, Ltd.	622,000	1,246,444
Castellum AB (C)	55,618	937,744
City Developments, Ltd.	62,500	316,917
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
Daibiru Corp.	68,700	$565,928
Deutsche Wohnen SE	66,626	2,525,042
Fabege AB	112,857	1,439,883
Fastighets AB Balder, B Shares (B)	23,664	855,485
Grainger PLC	230,305	732,906
Mitsubishi Estate Company, Ltd.	175,800	2,596,416
Mitsui Fudosan Company, Ltd.	97,700	1,691,648
New World Development Company, Ltd.	3,346,588	3,568,388
PSP Swiss Property AG	16,145	2,018,919
Sino Land Company, Ltd.	896,000	1,127,669
Sumitomo Realty & Development Company, Ltd.	68,900	1,682,390
Swire Properties, Ltd.	808,000	2,257,346
Swiss Prime Site AG	499	48,568
Urban & Civic PLC	113,762	291,112
VGP NV	3,912	401,783
Vonovia SE	92,904	4,621,375
Utilities 6.3%		43,059,372
Electric utilities 2.8%
Avangrid, Inc.	50,235	2,199,288
CK Infrastructure Holdings, Ltd.	406,688	2,152,961
Duke Energy Corp.	30,268	2,448,076
Edison International	49,169	2,693,970
Enel SpA	389,983	2,690,045
Exelon Corp.	69,234	2,548,504
Iberdrola SA	306,744	3,000,269
NextEra Energy, Inc.	6,535	1,572,452
Gas utilities 0.8%
Beijing Enterprises Holdings, Ltd.	437,513	1,596,695
ENN Energy Holdings, Ltd.	179,297	1,736,894
Snam SpA	344,704	1,575,402
UGI Corp.	34,512	920,435
Independent power and renewable electricity producers 0.8%
Brookfield Renewable Partners LP	38,518	1,636,630
China Longyuan Power Group Corp., Ltd., H Shares	4,650,316	2,538,172
TerraForm Power, Inc., Class A	62,247	981,635
Multi-utilities 1.5%
E.ON SE	265,596	2,724,401
Engie SA	209,664	2,147,057
National Grid PLC	264,066	3,085,413
Sempra Energy	18,002	2,034,046
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Water utilities 0.4%
Cia de Saneamento do Parana	174,768	$802,182
Guangdong Investment, Ltd.	592,578	1,137,187
Severn Trent PLC	29,592	837,658

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.0%				$41,210,119
(Cost $41,199,824)
U.S. Government Agency 0.8%				5,699,911
Federal Home Loan Bank Discount Note	1.030	04-09-20	5,700,000	5,699,911

	Yield (%)	Shares	Value
Short-term funds 5.1%			34,910,208
John Hancock Collateral Trust (E)	1.1260(F)	3,491,894	34,910,208

	Par value^	Value
Repurchase agreement 0.1%		600,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-20 at 0.010% to be repurchased at $600,000 on 4-1-20, collateralized by $591,000 U.S. Treasury Notes, 2.000% due 12-31-21 (valued at $612,093)	600,000	600,000

Total investments (Cost $1,030,120,328) 103.8%	$709,610,528
Other assets and liabilities, net (3.8%)	(25,833,851)
Total net assets 100.0%	$683,776,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-20.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-20, the aggregate cost of investments for federal income tax purposes was $1,043,611,277. Net unrealized depreciation aggregated to $334,000,749, of which $23,001,469 related to gross unrealized appreciation and $357,002,218 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-20

Assets
Unaffiliated investments, at value (Cost $995,219,199) including $35,583,318 of securities loaned	$674,700,320
Affiliated investments, at value (Cost $34,901,129)	34,910,208
Total investments, at value (Cost $1,030,120,328)	709,610,528
Cash	4,340,192
Foreign currency, at value (Cost $3,643,230)	3,648,487
Dividends and interest receivable	3,037,313
Receivable for investments sold	2,226,229
Other assets	4,765
Total assets	722,867,514
Liabilities
Payable for investments purchased	3,152,883
Payable for fund shares repurchased	860,629
Payable upon return of securities loaned	34,904,064
Payable to affiliates
Accounting and legal services fees	43,952
Trustees' fees	777
Other liabilities and accrued expenses	128,532
Total liabilities	39,090,837
Net assets	$683,776,677
Net assets consist of
Paid-in capital	$1,026,594,211
Total distributable earnings (loss)	(342,817,534)
Net assets	$683,776,677

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($683,776,677 ÷ 103,503,948 shares)	$6.61
18	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  3-31-20

Investment income
Dividends	$28,857,171
Securities lending	284,326
Interest	193,897
Less foreign taxes withheld	(1,445,708)
Total investment income	27,889,686
Expenses
Investment management fees	8,120,785
Accounting and legal services fees	181,867
Trustees' fees	18,427
Custodian fees	360,652
Printing and postage	12,826
Professional fees	75,792
Other	89,434
Total expenses	8,859,783
Less expense reductions	(548,426)
Net expenses	8,311,357
Net investment income	19,578,329
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(2,531,742)
Affiliated investments	(5,875)
(2,537,617)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(313,402,798)
Affiliated investments	3,151
(313,399,647)
Net realized and unrealized loss	(315,937,264)
Decrease in net assets from operations	$(296,358,935)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-20	Year ended 3-31-19
Increase (decrease) in net assets
From operations
Net investment income	$19,578,329	$20,810,607
Net realized gain (loss)	(2,537,617)	9,292,729
Change in net unrealized appreciation (depreciation)	(313,399,647)	(5,644,732)
Increase (decrease) in net assets resulting from operations	(296,358,935)	24,458,604
Distributions to shareholders
From earnings
Class NAV	(43,232,315)	(27,620,019)
Total distributions	(43,232,315)	(27,620,019)
From fund share transactions	25,009,097	63,663,726
Total increase (decrease)	(314,582,153)	60,502,311
Net assets
Beginning of year	998,358,830	937,856,519
End of year	$683,776,677	$998,358,830
20	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS NAV SHARES Period ended	3-31-20	3-31-19	3-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$10.01	$10.00	$10.00
Net investment income[2]	0.20	0.21	0.03
Net realized and unrealized gain (loss) on investments	(3.16)	0.07	(0.03)
Total from investment operations	(2.96)	0.28	— [3]
Less distributions
From net investment income	(0.28)	(0.19)	—
From net realized gain	(0.16)	(0.08)	—
Total distributions	(0.44)	(0.27)	—
Net asset value, end of period	$6.61	$10.01	$10.00
Total return (%)[4]	(30.92)	3.07	0.00 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$684	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.94	0.94 [6,7]
Expenses including reductions	0.87	0.88	0.88 [6,7]
Net investment income	2.05	2.07	3.84 [6]
Portfolio turnover (%)	61	73	40 [8]

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
22	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2020, by major security category or type:
	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$11,109,873	$4,868,229	$6,241,644	—
Consumer discretionary	1,244,059	1,244,059	—	—
Energy	179,304,167	124,684,197	54,619,970	—
Financials	2,416,299	2,105,105	311,194	—
Industrials	8,023,567	2,665,586	5,357,981	—
Information technology	2,132,360	2,132,360	—	—
Materials	144,859,154	139,110,171	5,705,467	$43,516
Real estate	276,251,558	214,244,185	62,007,373	—
Utilities	43,059,372	17,837,218	25,222,154	—
Short-term investments	41,210,119	34,910,208	6,299,911	—
Total investments in securities	$709,610,528	$543,801,318	$165,765,694	$43,516
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2020, the fund loaned securities valued at $35,583,318 and received $34,904,064 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign
24	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, the fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2020 were $10,894.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $10,722,001 that are a result of security transactions occurring after October 31, 2019, are treated as occurring on April 1, 2020, the first day of the fund’s next taxable year.
As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2020 and 2019 was as follows:
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

	March 31, 2020	March 31, 2019
Ordinary income	$30,921,946	$26,998,261
Long-term capital gains	12,310,369	621,758
Total	$43,232,315	$27,620,019
As of March 31, 2020, the components of distributable earnings on a tax basis consisted of $1,909,964 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with DWS Investment Management Americas, Inc., Manulife Investment Management (North America) Limited and Wellington Management Company LLP. Prior to May 7, 2019, Manulife Investment Management (North America) Limited was known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
26	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

The expense reductions described above amounted to $548,426 for the year ended March 31, 2020.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2020, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the year ended March 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,072,289	7	2.079%	($1,242)
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2020 and 2019 were as follows:
	Year Ended 3-31-20		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	12,166,351	$109,544,162	19,904,391	$205,831,083
Distributions reinvested	4,484,680	43,232,315	3,041,852	27,620,019
Repurchased	(12,853,162)	(127,767,380)	(17,029,182)	(169,787,376)
Net increase	3,797,869	$25,009,097	5,917,061	$63,663,726
Total net increase	3,797,869	$25,009,097	5,917,061	$63,663,726
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $565,013,469 and $573,136,440, respectively, for the year ended March 31, 2020.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	27

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2020, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.0%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.2%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	5.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,491,894	$34,455,595	$427,781,552	$(427,324,215)	$(5,875)	$3,151	$284,326	—	$34,910,208

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
28	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2020, the related statement of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for the years ended March 31, 2020 and 2019, and the period from February 26, 2018 (commencement of operations) through March 31, 2018 (collectively referred to as the "financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2020 and the financial highlights for the years ended March 31, 2020 and 2019, and the period from February 26, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent, and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	29

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund paid $12,310,369 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
30	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers, LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Real Assets Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisors, Manulife Investment Management North America, Deutsche Investment Management Americas Inc. and Wellington Management Company, LLP (each a Subadvisor) execute the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at an in-person meeting held on March 15-18, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•  Operation of the Fund's Redemption-In-Kind Procedures;

•  Highly Liquid Investment Minimum (HLIM) determination;

•  Compliance with the 15% limit on illiquid investments;

•  Reasonably Anticipated Trade Size (RATS) determination;

•  Security-level liquidity classifications; and

•  Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       31

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       32

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	204
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	204
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	204
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	204
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2006	204
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	204
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       34

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	204
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	204
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2006	204
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2008	204
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       35

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	204
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	204
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       36

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       37

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisors

DWS Investment Management Americas, Inc. (DIMA)
Sub-Subadvisor RREEF America L.L.C. (RREEF)
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)

Portfolio Managers

The Investment Management Teams at RREEF, Manulife IM (NA) and Wellington

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       38

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF802044	DRAA 3/20 5/2020

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2020, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $50,787 for the fiscal year ended March 31, 2020, and $49,125 for the fiscal year ended March 31, 2019 for John Hancock Diversified Real Assets Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended March 31, 2020 amounted to $612 and $571 for the fiscal year ended March 31, 2019 for John Hancock Diversified Real Assets Fund billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $116,467 for the fiscal year ended March 31, 2020 and $113,000 for the fiscal year ended March 31, 2019.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,837 for the fiscal year ended March 31, 2020 and $3,725 for the fiscal year ended March 31, 2019 for John Hancock Diversified Real Assets Fund. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees for the fiscal year ended March 31, 2020 amounted to $91 and $102 for the fiscal year ended March 31, 2019 for John Hancock Diversified Real Assets Fund billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended March 31, 2020, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $1,085,911 for the fiscal year ended March 31, 2020 and $889,301 for the fiscal year ended March 31, 2019.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date: May 12, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

___________________________

Andrew Arnott

President

Date: May 12, 2020

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date: May 12, 2020